Financial Instruments at Fair Value Through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2022
Financial Assets At Fair Value Through Profit Or Loss [Abstract]
Summary of Financial Instruments at Fair Value Through Profit or Loss

	December 31,	December 31,
	2021	2022
Financial liabilities at fair value through profit or loss (FVTPL) - current
Derivative financial liabilities – K2HV warrants (a)	$223,352	$90,213

(a)
On July 12, 2021, the Company entered into a secured loan facility provided by K2 HealthVentures LLC (K2HV) with warrants, as detailed in Note 13 – “Loan and Security Agreement with K2 HealthVentures LLC”.